Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A